Initial Public Offering (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Sep. 07, 2021	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 05, 2024	Aug. 17, 2023
Subsidiary, Sale of Stock [Line Items]
Consummated units		24,000,000	24,000,000
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Offering costs allocated to derivative warrant liabilities	$ 668,000
Price per share						$ 1.00
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering				$ 240,000,000
Price per share					$ 0.0001
Common Class A [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Offering costs allocated to derivative warrant liabilities	$ 668,000
Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering		$ 3,200,000	$ 3,200,000
Investors price per share		$ 2.37	$ 2.37
Founder Shares [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		1,350,000	1,350,000
Price per share		$ 0.004	$ 0.004
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Consummated units	24,000,000	23,760,000	23,760,000
Proceeds from initial public offering		$ 241,200,000	$ 241,200,000
Sale of stock description		Each Unit consists of one share of Class A common stock, and one-half of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).	Each Unit consists of one share of Class A common stock, and one-half of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).
Price per share		$ 10.05	$ 10.05
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering	$ 240,000,000.0
Offering costs	17,500,000
Deferred underwriting commissions	$ 12,000,000.0
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Consummated units		3,600,000	3,600,000